Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Benign scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.80%	3.70%
Corporate BBB	1.90%	1.90%
Unemployment rates	4.20%	4.30%
Housing Price Index	(9.80%)	(6.70%)
Benign scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	2.20%
Corporate BBB	1.90%	1.90%
Unemployment rates	3.70%	3.60%
Housing Price Index	5.20%	2.10%
Benign scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.60%	2.40%
Corporate BBB	1.80%	1.80%
Unemployment rates	2.90%	3.20%
Housing Price Index	(7.60%)	1.60%
Benign scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.30%	2.10%
Corporate BBB	1.90%	1.90%
Unemployment rates	2.50%	2.60%
Housing Price Index	2.40%	(0.70%)
Base Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.00%	1.50%
Corporate BBB	2.40%	2.40%
Unemployment rates	6.10%	5.90%
Housing Price Index	(14.00%)	(10.00%)
Base Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.60%	1.10%
Corporate BBB	2.10%	2.20%
Unemployment rates	6.40%	6.50%
Housing Price Index	2.70%	(1.00%)
Base Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.00%	0.20%
Corporate BBB	2.20%	2.20%
Unemployment rates	4.80%	4.20%
Housing Price Index	(10.80%)	(0.90%)
Base Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.80%	1.30%
Corporate BBB	2.10%	2.20%
Unemployment rates	4.70%	4.80%
Housing Price Index	0.90%	(2.60%)
Adverse scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.50%)	(2.30%)
Corporate BBB	4.20%	3.70%
Unemployment rates	8.80%	8.00%
Housing Price Index	(26.00%)	(13.60%)
Adverse scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	0.40%
Corporate BBB	3.50%	3.90%
Unemployment rates	9.60%	9.90%
Housing Price Index	(5.00%)	(8.00%)
Adverse scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.50%)	(3.30%)
Corporate BBB	4.60%	4.20%
Unemployment rates	7.50%	6.50%
Housing Price Index	(19.20%)	(7.50%)
Adverse scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%	0.60%
Corporate BBB	3.40%	3.90%
Unemployment rates	8.30%	8.40%
Housing Price Index	(4.30%)	(8.40%)